Income Taxes - Schedule of Reconciliation of U.S. Federal Statutory Rate to Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Federal statutory income tax rate	21.00%	34.00%	34.00%
State taxes, net of federal benefit	5.60%	4.90%	4.60%
Research and orphan drug tax credits	4.70%	3.40%	1.80%
Impact of 2018 tax rate change on temporary differences		(13.40%)
Other	(2.10%)	(3.70%)	(4.20%)
Increase in deferred tax asset valuation allowance	(29.20%)	(25.20%)	(36.20%)
Effective income tax rate	0.00%	0.00%	0.00%